                                                                                                                May 2, 2005

Peggy Kim

Division of Corporate Finance

Securities and Exchange Commission

Mail Stop 0409

450 Fifth Street, N.W.

Washington, D.C. 20549-0306

Re:	Heartland Payment Systems, Inc.
Registration Statement on Form S-1 (333-118073)

Dear Ms. Kim:

                On behalf of our client, Heartland Payment Systems, Inc. (the “Company”), we are filing herewith Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1 (File No. 333-118073) (the “Registration Statement”).

                Amendment No. 2 includes revisions updating certain information and in response to the written comments received from the Staff of the Commission (the “Staff”) on April 22, 2005 (the “Comment Letter”).  The Company’s responses to the Staff’s Comment Letter are set forth below.  For convenience, copies of Amendment No. 2 marked to show changes from the draft submitted to the Staff on March 28, 2005 are also being provided to the examiners.  The Staff’s comments are reprinted below followed by the Company’s responses.  Page references in response to the Staff’s comments correspond to the page numbers in the marked copy of Amendment No. 2.

General

1.             We note your response to prior comment 2. NASD rule 2720(a)(2) provides that no member shall participate in a public offering if the member has a conflict of interest with the issuer. KeyBank Capital Markets, one of your underwriters, is affiliated with KeyBank. We note from page 34 that you currently owe KeyBank $2.9 million under revolving lines of credit, a sum you intend to repay out of proceeds of the offering. We further note from pages 10 and 34 that your are registered with Visa and MasterCard through KeyBank and that KeyBank advances interchange fees to your merchants “so that during the month we build up a significant payable to KeyBank.” Please disclose this amount, as of the most recent date. Supplementally, please tell us whether the NASD has been contacted regarding KeyBank’s involvement and whether it has any objections. Include all correspondence between KeyBank and the NASD as it relates to this offering.  We note from your response to our original comment that your debt to KeyBank does not exceed 10% of the expected proceeds of this offering. However, we fail to see how this relates to the guidelines set forth in NASD rule 2720(b)(7) which, in any event, do not represent the only times that a conflict of interest may be found, but merely those instances in which one shall be presumed.

                The requested disclosure has been added to page 34 of the prospectus.

The Company respectfully advises the Staff that none of the proceeds of the proposed offering will be used to pay the monthly interchange fees KeyBank National Association advances to the Company’s merchants. As of March 31, 2005, KeyBank National Association advanced approximately $45.4 million of interchange fees to the Company’s merchants representing fees for the month of March 2005. As currently contemplated, $2.9 million of the net proceeds of the offering will constitute the entire amount that the Company will repay KeyBank National Association in satisfaction of the outstanding indebtedness as described in the “Use of Proceeds” section of Amendment No. 1 to the Registration Statement.

This $2.9 million constitutes less than 8.5% of the estimated net proceeds the Company will receive in the proposed offering. No other underwriter or any affiliates of the underwriters will receive any of the proceeds of the offering. Accordingly, there does not appear to be a conflict of interest as contemplated under NASD Conduct Rule 2710(h) which provides that a qualified independent underwriter must be appointed (as described in Rule 2720(c)(3)) if more than 10% of the net offering proceeds (not including underwriting compensation) are intended to be paid to the underwriters and/or any of their affiliates.

                NASD Rule 2720(b)(7) defines other circumstances under which a conflict of interest shall be presumed by the NASD to exist between an underwriter and an issuer, mainly in the context of the underwriter’s or any of its affiliates’ ownership of securities of the issuer. The Company respectfully advises the staff that neither Keybanc Capital Markets, a division of McDonald Investments Inc., the participating underwriter, nor any of its affiliates have any ownership interest in the securities of the Company. Furthermore, the Company respectfully notes that the NASD has been informed of KeyBanc Capital Markets’ involvement in the proposed offering and the NASD has not indicated that a conflict of interest exists or required the use of a qualified independent underwriter in connection with the offering to date, although the NASD’s review process is not yet completed. A copy of the correspondence with the NASD is attached hereto as Annex 1.

2.             We note that in response to several prior comments (including 50, 81 and 82) you decline to disclose information due to its confidential nature. Supplementally, please provide us with this information so that we may review it. If you consider it to be immaterial, please explain why. If you consider it to be confidential, you may request confidential treatment for that portion of your response. We note that amounts owing to KeyBank or its affiliates would appear to be material to investors in order to consider potential conflicts of interest between you and one of your underwriters.

In response to prior comment 50, the Company is supplementally providing to the Staff as Exhibit A hereto the requested information.

In response to prior comment 81, the Company is supplementally providing to the Staff as Exhibit B hereto a description of the minimum and maximum gross margin objectives used to determine the fees to be charged.

                In response to prior comment 82, the Company is supplementally providing to the Staff as Exhibit C hereto the fees it paid to KeyBank for services rendered in 2004.

Summary, page 1

3.             In order to provide balanced disclosure of the Nilson Report results, please make it clear on page 1 that you represented only 1% of the bank card processing market in 2003 and were only 60% as large as the seventh-ranked provider.

The requested disclosure regarding the Company’s percentage of the bank card processing market has been made on page 1 of the prospectus.  Based on the latest Nilson Report (which was recently released), the Company moved up to the seventh-ranked provider and its volume represented 86% of the sixth-ranked provider.  The Company has omitted information on its volume relevant to the next largest provider due to the closing of the gap between the Company and the next largest provider.  A copy of the latest Nilson Report is attached hereto as Annex 2.

Our Business, page 1

4.             We note from page 2 your disclosure of losses in 2000 and 2001. It appears to us from page 7 of your amended S-1, and page 20 of your original that you also incurred losses in 1999 and 2002. Please disclose these losses, as well as your total losses since you began operations (through your predecessor) in 1997. In order to balance your discussion of “growth” in the 1999-2004 time period, please make it clear that you incurred losses in four of these six years. Also, please make it clear, from page 7, that 2004 net profit fell roughly 53% from 2003. In the alternative, you may omit discussion of your financial results here in favor of the more detailed treatment in your MD&A.

                The disclosure on page 2 has been revised in response to this comment to include the growth in processing volume data and total revenues for the period between fiscal 2002 and 2004.  Disclosure regarding the Company’s net losses in 2000 and 2001 is still included and the requested disclosure regarding the decrease in net income has been added.

Risk Factors, page 8

Risks Relating to Our Business, page 9

We rely on a bank sponsor. . . , page 10

5.             We note that you are not currently subject to any notice of non-compliance.  Please remove this mitigating language from your risk factor. However, you should disclose whether you have, in the past, been subject to such a notice.

The mitigating language has been deleted and the requested disclosure has been added to this risk factor.

If we are unable to attract and retain qualified sales people. . . , page 12

6.             We note your response to prior comment 33. Please disclose here that you intend to “significantly” increase the size of your commission-based sales force.

The Company respectfully advises the Staff that the third sentence of this risk factor states that the Company intends to significantly increase the size of its sales force.

If we cannot pass increases in bank card association interchange fees along to our merchants. . . , page 12

7.             We note your response to prior comment 34, and we note that you disclose the increase for the month of April 2004. Please disclose the annual percentage change for 2004.

The requested disclosure has been made on page 12 of the prospectus.  The Company respectfully advises the Staff that this was the only increase in this interchange category in 2004.

Risks Relating to This Offering, page 14

8.             We note your response to prior comment 36 and hereby reissue the comment. KeyBank Capital Markets, one of your underwriters, is affiliated with KeyBank.  We note from page 34 that you currently owe KeyBank $2.9 million under revolving lines of credit, a sum you intend to repay out of proceeds of the offering. We further note from pages 10 and 34 that you are registered with Visa and MasterCard through KeyBank and that KeyBank advances interchange fees to your merchants “so that during the month we build up a significant payable to KeyBank.” Your relationship with KeyBank is significant and strategic and a discussion of potential conflict of interest related to the due diligence obligation of an affiliated underwriter appears both relevant and material. Please revise.

Please see the Company’s response to Comment 1.

MD&A, page 22

Critical Accounting Policies, page 23

Accrued Buyout Liability, page 24

9.             We note that you intend to make significant buyout payments in the future.  Please explain why. Also, please provide some measure of your expected payments in your liquidity discussion on page 33.

The Company has added language on pages 24-25 of the prospectus indicating why it intends to make significant buyout payments in the future and on page 33 of the prospectus regarding its expected payments.

Results of Operations, page 28

10.          We note your response to the third bullet point of prior comment 57. Where relevant, please disclose and discuss the number of your salespeople meeting their goals and increasing production from prior periods, as measures of productivity.

The Company respectfully advises the Staff that while the Company has general measures regarding the productivity of its salespeople, these measures have changed over time and are fundamentally subjective as they vary depending upon the individual salesperson.  Productivity increases would increase the margin generated by its sales force, but so would an increase in the number of salespeople.  As essentially all of the Company’s sales force costs are variable, depending on the sales levels achieved, it seems immaterial to an investor whether the increase in sales was a result of productivity gains or an increase in the number of salespeople.  Similarly, increases in sales by any of the Company’s Relationship Managers that are not achieving their sales goals are just as meaningful to an investor as sales by a Relationship Manager that is exceeding his or her sales goals. Consequently, the Company does not believe that productivity measures are relevant to an investor and does not believe that it could produce a reliable, consistent and useful measure of productivity.

Liquidity and Capital Resources, page 33

11.          We note that you discuss earnout in connection with the purchase of Welsch Financial Merchants on page 30. Please revise to describe past and any future amounts.

The Company respectfully advises the Staff that the earnout referred to on page 30 of the prospectus is the only earnout paid or owed to Welsch Financial Merchant Services, Inc.

12.          We note your response to prior comment 67. Please quantify the covenants regarding the operating cash flow to total fixed charges ratio and the measure of total funded debt to EBITDA.

The requested disclosure has been made on page 33 of the prospectus.

Business, page 36

Intellectual Property, page 57

13.          We note your response to prior comment 74. Please revise to provide all of the information called for by Item 101(c)(iv) of Reg. S-K. Identify each of your material trademarks and any patents. With respect to pending trademark and patent applications, please describe them in more detail and explain the “importance” of each one to your business. Also, please discuss your rights to use the Heartland name and any limitations or conditions on this.

Additional disclosure has been added to page 57 of the prospectus to describe in more detail the pending patent trademarks and patent applications.  The Company does not consider its pending trademarks and patent applications to be material to its business.

Segmentation of Merchants and Service Providers, page 39

14.          We note your response to prior comment 78 and the additional material dated April 13, 2005. We have the following comments:

•         Please provide us with a highlighted copy of the report by the National Restaurant Association discussed on page 36.

                The requested information is being supplementally provided in Tab 1 to Annex 3 hereto.

•         We are unable to locate the support for the bulleted information on page 38; please revise or advise us.

                                The requested information is being supplementally provided in Tab 2 to Annex 3 hereto.

•         We are unable to locate the support for the information from Nellie Mae, the Bureau of Labor Statistics and the National Restaurant Association, as discussed on page 40.

                                The requested information is being supplementally provided in Tab 3 to Annex 3 hereto.

•         We are unable to locate the support for the information from the National Restaurant Association on page 42.

                                The requested information is being supplementally provided in Tab 4 to Annex 3 hereto.

•         Please provide us with supplemental support for the statement on page 45 that smaller merchants lack scale to “remain competitive.” Disclose your definition of “smaller” and what you mean by “scale” in this context.

The statement has been deleted.

Strategy, page 43

15.          We note your response to prior comment 79. Where you have specific timelines for strategies discussed in this section, please disclose them, to the extent the cost of such strategies (individually or in the aggregate) may be material.

The Company respectfully advises the Staff that it does not have any specific timelines for the strategies enumerated and does not believe that the costs of any such strategies, other than any significant acquisitions, which are not currently contemplated, will be material.

Relationships with Sponsors and Processors, page 50

16.          We note your response to prior comment 82. Please disclose the fees paid to KeyBank on a supplemental basis so that we may better assess its relevance and materiality. We may have additional comments. We note that a KeyBank affiliate is underwriting this offering and potential sources of conflicts of interest must be disclosed thoroughly.

Please see the Company’s response to Comment 1.

Third Party Processors, page 51

17.          We note your response to prior comment 86. Please supplementally tell us the total amount of fees in connection with the minimum number or volume payments and the amount of the termination fee. We may have further comment. Please note that disclosure required by Item 303 of Reg. S-K, or any other disclosure requirement is generally not an appropriate subject for confidential treatment, regardless of the availability of an exemption under FOIA. Staff Legal Bulletin No. 1.

The Company respectfully advises the Staff that the total amount of fees associated with minimum volume commitments related to processing providers, including Vital, is disclosed under Commitments on page 34 of the prospectus.  The Company supplementally advises the Staff that an early termination fee under the Vital Agreement would “…be calculated by multiplying the average of the last three (3) months’ gross billings by the number of months remaining in the Agreement after the date of termination.  For purposes of calculating the early termination fee, the total fees for clearing and settlement services shall be the greater of two hundred fifty thousand dollars ($250,000) or the actual average of the previous month’s billings.”  The Company also respectfully supplementally advises the Staff that given the 270-day notice required and the March 31, 2006 end of the initial term of the Vital agreement, as a practical matter, the Company would have to invoke its early termination rights immediately for this clause to have any impact on the Company.  The Company will not invoke the early termination option in the Vital agreement.

Management, page 58

18.          Where relevant, please describe the makeup of the board of directors and when directors are subject to re-election.

The requested disclosure has been added to page 61 of the prospectus.

Related Party Transactions, page 68

19.          We note your response to prior comments 94 and 95. Please disclose the business reasons for paying the expenses associated with the March 2003 private sale of 185,000 shares by your CEO. Also, please quantify these expenses. Further, please describe the original issuance of the 185,000 shares to Carr Holdings under the Recent Sales section.

The Company respectfully advises the Staff that the Company paid the expenses associated with the March 2003 private sale of shares by Carr Holdings, L.L.C., an entity affiliated with the Company’s CEO, because the Company’s CEO had certain financial needs and the Company’s board of directors did not want to increase his compensation.  In addition, the board of directors felt that it was preferable for such shares to be sold to a current stockholder rather than a third party and determined that it was in the best interests of the Company to assist him with the sale.  Such expenses totaled approximately $7,500, as disclosed at the end of the second paragraph on page [68] of the prospectus.  The requested disclosure on the original issuance of the 185,000 shares to Carr Holdings L.L.C. has been added to the Recent Sales section.

20.          We note that in October 2004, your former President sold 64,500 shares of common stock back to you. Please disclose the business reason for this repurchase.

The requested disclosure has been added to page 68 of the prospectus.

21.          We note that on November 17, 2004, Carr Holdings sold an aggregate of 54,000 shares of common stock to Greenhill Capital and LLR Equity. Please describe the original issuance to Carr Holdings in the Recent Sales section. Supplementally, please also tell us the exemption from registration for the private sale between Carr Holdings and Greenhill Capital and LLR Equity, and the facts relied upon to make the exemption available. Please also disclose any transaction costs that were paid for by the company.

The requested disclosure has been added to page 68 of the prospectus and the Recent Sales section.  The Company supplementally advises the Staff that the November 17, 2004 sale of unregistered securities to the Greenhill and LLR entities by Carr Holdings, L.L.C. was exempt from registration under Sections 4(1)/4(2) of the Securities Act.  The facts relied upon to make the exemption available were that the Greenhill and LLR entities were (a) “accredited investors” as such term is defined in Regulation D under the Securities Act and (b) acquiring the securities for an investment and not with a view to the resale or distribution of such securities or any interest therein other than in a transaction that is registered or exempt from registration under the Securities Act.  In addition, pursuant to the Securities Purchase Agreement dated as of October 11, 2001 by and among the Company and the several purchasers named therein (the “Securities Purchase Agreement”), such entities received information about the Company which they considered sufficient and appropriate for evaluating a proposed investment in the Company.

Principal Stockholders, page 69

22.          We note your response to prior comment 97; however, we reissue our previous comment.

The information has been updated as of March 31, 2005.

Description of Capital Stock, page 72

Voting Agreement, page 73

23.          Please disclose the status of this agreement, as it appears from page 69 that Mr. Carr’s affiliates no longer hold in excess of 50% of your outstanding shares.

The Company respectfully advises the Staff that although Mr. Carr’s affiliates do not hold in excess of 50% of the Company’s outstanding shares, he and his affiliates do hold in excess of 50% of the Company’s outstanding common capital stock (which includes both common stock and preferred stock), which is the threshold established by the Voting Agreement.

Underwriting, page 78

24.          We note your response to prior comment 103. Please disclose that you have reserved 5% of the offering for the directed share program, as stated in your response. Please also disclose that the shares are subject to lock-up agreements and briefly describe the lock-up agreements.

The requested disclosure has been added to pages 79 and 80 of the prospectus.

25.          We note your responses to prior comments 104 and 105. Please revise to disclose that the prospectus in electronic format will be made available on the website maintained by i-Deal, as stated in your responses.

The requested disclosure has been added to page 81 of the prospectus.

Financial Statements

26.          We note your response to prior comment 123. You state that you have requested confidential treatment for the memo in Appendix 3. In the future, please conform your requests for confidentiality to the requirements set forth in Rule 83. See also http://www.sec.gov/foia/conftreat.htm.

The Company notes the Staff’s comment.

Information Not Required in Prospectus

Recent Sales of Unregistered Securities, page II-2

27.          With respect to issuances of options, please provide us supplementally with a schedule of issuances and other financial information necessary to demonstrate compliance with Rule 701(d) of Reg. Also, with respect to issuances of options to “consultants,” please provide us supplementally with all information necessary to demonstrate compliance with Rule 701(c)(1).

The Company is supplementally providing the Staff with a schedule of issuances and other financial information necessary to demonstrate compliance with Rule 701(d) in the form attached hereto as Exhibit D.  As the Company has never issued options to a consultant it has deleted the reference to consultants from Recent Sales of Unregistered Securities.

Directed Share Program Materials

Directed Share Program: Ladies and Gentlemen

What Do I Need To Do To Participate in the Program?

28.          We note that you are soliciting indications of interest. Please revise to include the information required by Rule 134(d).

The requested revision has been made. A copy of the revised Directed Share Program Materials are enclosed herewith as Annex 4.

When can I sell my Shares?

29.          We note that you will require participants to sign lock-up agreements before they purchase shares. Please revise to state that the lockup agreement is contingent on the investor purchasing in the offering and does not mean that the investor is in any way obligated or committed to purchase shares in the offering.

                The requested revision has been made.  A copy of the revised Directed Share Program Materials are enclosed herewith as Annex 4.

How and When Do I Pay For My Shares?

                30.          Please revise to clarify that investors are not obligated to purchase shares in the offering.

The requested revision has been made.  A copy of the revised Directed Share Program Materials are enclosed herewith as Annex 4.

                If you have any further questions or need any further information regarding this filing, please contact the undersigned at (212) 415-9215 or Kevin T. Collins at (212) 415-9310.

Sincerely,

/s/ Nanci I. Prado
Nanci I. Prado

                                                                                                                                                                                Exhibit A

Certain confidential portions of this Exhibit were omitted by means of asterisks in lieu of the text (the “Mark”).  This Exhibit is being filed separately with the Securities and Exchange Commission without the Mark pursuant to the Company’s request for confidential treatment pursuant to Rule 418 under the Securities Act of 1933, as amended and Rule 83 of the Commission’s Rules on Information and Requests.

The contractual buyout multiple for vested Relationship Managers and sales managers is **********.

                                                                                                                                                                                Exhibit B

Certain confidential portions of this Exhibit were omitted by means of asterisks in lieu of the text (the “Mark”).  This Exhibit is being filed separately with the Securities and Exchange Commission without the Mark pursuant to the Company’s request for confidential treatment pursuant to Rule 418 under the Securities Act of 1933, as amended and Rule 83 of the Commission’s Rules on Information and Requests.

Gross Margin Objectives
**********

                                                                                                                                                                                Exhibit C

Certain confidential portions of this Exhibit were omitted by means of asterisks in lieu of the text (the “Mark”).  This Exhibit is being filed separately with the Securities and Exchange Commission without the Mark pursuant to the Company’s request for confidential treatment pursuant to Rule 418 under the Securities Act of 1933, as amended and Rule 83 of the Commission’s Rules on Information and Requests.

The Company paid KeyBank the following fees for services rendered in 2004:

                **********

                                                                                                                                                                                Exhibit D

                The Company has determined it is in compliance with 701(d) pursuant to 701(d)(2)(iii).

                In fiscal year 2004, the Company granted options to purchase 1,583,797 shares of its common stock.  As of December 31, 2004, the Company had 15,878,993 shares of capital stock outstanding (assuming the conversion of all outstanding shares of its convertible participating preferred stock and the exercise of outstanding warrants).  The common stock underlying the option grants represented approximately 10% of the Company’s outstanding common stock (assuming the conversion of all outstanding shares of its convertible participating preferred stock and the exercise of outstanding warrants) at December 31, 2004.

                Between April 1, 2004 and April 1, 2005, the Company issued options to purchase 1,278,231 shares of its common stock.  As of March 31, 2005, the Company had 15,929,040 shares outstanding (assuming the conversion of all outstanding shares of its convertible participating preferred stock and the exercise of outstanding warrants).  The common stock underlying the option grants represented approximately 8.0% of the Company’s outstanding common stock (assuming the conversion of all outstanding shares of its convertible participating preferred stock and the exercise of outstanding warrants) at March 31, 2005.